Employee benefit obligations - Principal defined benefit schemes (Details) - Ardagh Group S.A.	12 Months Ended
	Dec. 31, 2017 Y item	Dec. 31, 2016 Y item
Metal Packaging | United Kingdom
Employee benefit obligations
Active members	467	467
Deferred members	954	954
Pensioners including dependents	756	756
Weighted average duration (years) | Y	21	20
Metal Packaging | Germany
Employee benefit obligations
Active members	1,694	1,803
Deferred members	706	664
Pensioners including dependents	1,081	1,011
Weighted average duration (years) | Y	17	18
Metal Packaging | North America
Employee benefit obligations
Active members	943	970
Deferred members	139	115
Pensioners including dependents	150	133
Weighted average duration (years) | Y	17	20
Glass Packaging | United Kingdom
Employee benefit obligations
Deferred members	1,527	1,527
Pensioners including dependents	744	744
Weighted average duration (years) | Y	23	23
Glass Packaging | Germany
Employee benefit obligations
Active members	1,011	1,032
Deferred members	759	732
Pensioners including dependents	762	786
Weighted average duration (years) | Y	18	19
Glass Packaging | North America
Employee benefit obligations
Active members	4,137	4,043
Deferred members	2,697	2,648
Pensioners including dependents	6,379	6,302
Weighted average duration (years) | Y	13	12